Convertible Notes Payables (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Notes Payables [Abstract]
Schedule of Measurement Inputs

The key assumptions used to value the convertible notes as of June 30, 2026 and the issuance dates were:

	June 30,	November 12 , 2025	September 3, 2025
	2026	(issuance)	(issuance)
Stock Price	$.28	$5.92	$9.66
Equity Volatility	90%-95%	60%	65%
Discount Rate	27%	20%	20%
Risk free rate of return	3.76-3.90%	3.73%	3.62%
Term to maturity (years)	0.18 – 0.37	1.0	1.0

The key assumptions used to value the convertible notes as of June 30, 2026 and the issuance dates were:

	June 30,	January 23 , 2026
	2026	(issuance)
Stock Price	$.28	$4.13
Equity Volatility	100%	110%
Discount Rate	26.68%	25%
Risk free rate of return	3.97%	3.50%
Term to maturity (years)	0.56	1.0

Schedule of Changes in the Convertible Notes and Drawdown Loan Facilities Measured Using Significant Unobservable Inputs
Convertible Notes
Convertible notes and loans balance at December 31, 2025	$3,468,563
Proceeds from issuance	4,900,000
Repayment of principal in cash	(182,251)
Principal settled in ordinary shares	(4,267,498)
Fair value of warrants	(149,695)
Debt issuance costs	(5,000)
Loss on extinguishment	367,874

Change in fair value	1,026,114
Convertible notes and loans balance at June 30, 2026	$5,158,107

Schedule of Convertible Notes Payables

The following table summarizes convertible notes payable at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025

Senior Convertible Notes and drawdown loan facilities	$3,791,747	$3,468,563
January Notes	1,366,360
	$5,158,107	$3,468,563